Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000007611 [Member] | RenaissanceRe Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
C000007611 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
C000007611 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000007611 [Member] | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000007611 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000007611 [Member] | Eagle Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000007611 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000007611 [Member] | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000007611 [Member] | Sprouts Farmers Markets Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000007611 [Member] | SEI Investments Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000007611 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007611 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000007611 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000007611 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000007611 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007611 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000007611 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007611 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000007611 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000007611 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000007611 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007611 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007612 [Member] | RenaissanceRe Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
C000007612 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[2]
C000007612 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000007612 [Member] | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000007612 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000007612 [Member] | Eagle Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000007612 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000007612 [Member] | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
C000007612 [Member] | Sprouts Farmers Markets Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
C000007612 [Member] | SEI Investments Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000007612 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007612 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000007612 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000007612 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000007612 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007612 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000007612 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007612 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000007612 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000007612 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000007612 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007612 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007613 [Member] | iShares Core S And P Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[3]
C000007613 [Member] | Bath And Body Works Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[3]
C000007613 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[3]
C000007613 [Member] | Alaska Air Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[3]
C000007613 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[3]
C000007613 [Member] | Robert Half Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[3]
C000007613 [Member] | VF Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[3]
C000007613 [Member] | SPS Commerce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[3]
C000007613 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[3]
C000007613 [Member] | Jackson Financial Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[3]
C000007613 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007613 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000007613 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000007613 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000007613 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000007613 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000007613 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007613 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000007613 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000007613 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000007613 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007613 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007613 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000007614 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[4]
C000007614 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[4]
C000007614 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[4]
C000007614 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[4]
C000007614 [Member] | Shopify Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[4]
C000007614 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[4]
C000007614 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[4]
C000007614 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[4]
C000007614 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[4]
C000007614 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[4]
C000007614 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007614 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007614 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000007614 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000007614 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007614 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.50%
C000007614 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007614 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000007615 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[5]
C000007615 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[5]
C000007615 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[5]
C000007615 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[5]
C000007615 [Member] | Shopify Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[5]
C000007615 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[5]
C000007615 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[5]
C000007615 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[5]
C000007615 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[5]
C000007615 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[5]
C000007615 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007615 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007615 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000007615 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000007615 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007615 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.50%
C000007615 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007615 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[5]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.